Commitments and Contingencies - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) tbtu Bcf item
Commitments and Contingencies [Line Items]
Energy Units Secured Through Natural Gas Supply Contracts | tbtu	3,850
Regasification Capacity | Bcf	2
Loss Contingency, Pending Claims, Number | item	0
Bechtel EPC Contract, Train 6 [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 2,500
Long-term Purchase Commitment, Amount Incurred To Date	1,100
Bechtel EPC Contract, Train 6 [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract termination convenience penalty	$ 30
Natural Gas Supply Agreement [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	10 years
Transportation Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	20 years
Storage Service Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	10 years